Notes Payable, Related Parties (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consisting	$ 30,000
Interest repaid	2,010
Total notes payable, related parties	$ 32,010		$ 30,000
Notes Payable, Related Parties [Member]
Interest expense		$ 2,010	$ 2,400